Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for credit losses	$ 9,233	$ 11,531
Acquired loan valuation allowance	3,493	8,883
Real estate acquired by foreclosure write-downs	1,432	2,695
Net operating loss carryforward	1,755	1,755
Acquired deposit valuation allowance	804	1,631
Unrealized loss on available-for-sale securities	390
Nonqualified stock options	1,561	1,464
Pre-opening expenses	120	144
Other	1,661	1,031
Total deferred tax assets	20,449	29,134
Deferred tax liabilities:
Goodwill and core deposit intangibles	4,337	4,532
Acquired subordinated debentures valuation allowance	2,996	3,143
Acquired investments valuation allowance	688	688
Deferred loan costs	674	603
Depreciable assets	392	381
Unrealized gain on available-for-sale securities		225
Other	96	52
Total deferred tax liabilities	9,183	9,624
Deferred Tax Assets, Net, Total	11,266	$ 19,510
Valuation allowances
Valuation allowance	$ 0